Concentrations (Details) - Schedule of Trade Receivable - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concentrations (Details) - Schedule of Trade Receivable [Line Items]
Account receivable, value	$ 2,751,037	$ 2,294,992
Account receivable, percentage	48.90%	42.40%
Company A [Member]
Concentrations (Details) - Schedule of Trade Receivable [Line Items]
Account receivable, value	$ 954,218	$ 1,066,264
Account receivable, percentage	16.90%	19.70%
Company B [Member]
Concentrations (Details) - Schedule of Trade Receivable [Line Items]
Account receivable, value	$ 1,083,965	$ 672,314
Account receivable, percentage	19.30%	12.40%
Company E [Member]
Concentrations (Details) - Schedule of Trade Receivable [Line Items]
Account receivable, value	$ 712,854	$ 556,414
Account receivable, percentage	12.70%	10.30%